Leases (Details) - Schedule of supplemental balance sheet information related to the lease - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of supplemental balance sheet information related to the lease [Abstract]
Operating lease right-of-use asset	$ 144,380	$ 191,702
Lease liability, current portion	75,814	104,592
Lease liability, long-term	71,099	91,089
Total operating lease liability	$ 146,913	$ 195,681